Related Party Transactions (Details 3) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cresud [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use		$ 19	$ 37	$ 13
Corporate services		(469)	(546)	(576)
Financial operations		224	37	353
Total Parent Company [Member]
Disclosure of transactions between related parties [line items]
Total parent company		(226)	(472)	(210)
IFISA [Member]
Disclosure of transactions between related parties [line items]
Financial operations				147
Directors [Member]
Disclosure of transactions between related parties [line items]
Fees and remunerations		(406)	(480)	(529)
Taaman [Member]
Disclosure of transactions between related parties [line items]
Corporate services			46	377
Willifood [Member]
Disclosure of transactions between related parties [line items]
Corporate services				337
Others [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use	[1]		1	37
Corporate services	[1]			(39)
Financial operations	[1]		(1)	336
Fees and remunerations	[1]	(23)
Donations	[1]		(1)	(33)
Legal services	[1]	(29)	(1)	(37)
Total Others [Member]
Disclosure of transactions between related parties [line items]
Total others		(458)	(436)	596
Total [Member]
Disclosure of transactions between related parties [line items]
Total		(718)	(664)	1,273
BACS [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use		51	54	3
Manibil [Member]
Disclosure of transactions between related parties [line items]
Corporate services			30	91
Tarshop [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use			59	37
Commissions			1
La Rural S.A. [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use			37	31
Condor [Member]
Disclosure of transactions between related parties [line items]
Financial operations				276
Other associates anf joint ventures [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use		9	34	74
Honorarios y remuneraciones		(131)	30	375
Financial operations		37	(1)
Total Associates And Joint Ventures [Member]
Disclosure of transactions between related parties [line items]
Total associates and joint ventures		$ (34)	$ 244	$ 887

[1]	It includes Isaac Elsztain e Hijos, CAMSA., Hamonet S.A., Ramat Hanassi, Estudio Zang, Bergel & Vines, and Fundacion IRSA.